UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     CEO of New Mountain Capital, LLC
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $1,171,925 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN MED SYS HLDGS INC      COM             02744M108    14767   871200 SH       DEFINED 1  2           871200        0        0
BARNES GROUP INC                COM             067806109    22050   690800 SH       DEFINED 1  2           690800        0        0
BEST BUY INC                    COM             086516101    11786   256100 SH       DEFINED 1  2           256100        0        0
CB RICHARD ELLIS GROUP INC      CL A            12497T101    10730   385400 SH       DEFINED 1  2           385400        0        0
CITADEL BROADCASTING CORP       COM             17285T106    10717  2576300 SH       DEFINED 1  2          2576300        0        0
COMCAST CORP NEW                CL A SPL        20030N200    12018   501600 SH       DEFINED 1  2           501600        0        0
COMMERCE BANCORP INC NJ         COM             200519106    17536   452200 SH       DEFINED 1  2           452200        0        0
E M C CORP MASS                 COM             268648102    10400   500000 SH       DEFINED 1  2           500000        0        0
EAGLE ROCK ENERGY PARTNERS L    UNIT            26985R104    64055  3051700 SH       DEFINED 1  2          3051700        0        0
ECHOSTAR COMMUNICATIONS NEW     CL A            278762109    32790   700500 SH       DEFINED 1  2           700500        0        0
EXTERRAN HLDGS INC              COM             30225X103    72587   903500 SH       DEFINED 1  2           903500        0        0
FISERV INC                      COM             337738108    12308   242000 SH       DEFINED 1  2           242000        0        0
HEWITT ASSOCS INC               COM             42822Q100    91820  2619700 SH       DEFINED 1  2          2619700        0        0
HUTCHISON TELECOMM INTL LTD     SPONSORED ADR   44841T107    17177   826600 SH       DEFINED 1  2           826600        0        0
JOHNSON CTLS INC                COM             478366107     6591    55800 SH       DEFINED 1  2            55800        0        0
KKR FINANCIAL HLDGS LLC         COM             48248A306     9911   588191 SH       DEFINED 1  2           588191        0        0
LIBERTY MEDIA HLDG CORP         CAP COM SER A   53071M302    79617   637800 SH       DEFINED 1  2           637800        0        0
LIBERTY MEDIA HLDG CORP         INT COM SER A   53071M104    68610  3571600 SH       DEFINED 1  2          3571600        0        0
LINN ENERGY LLC                 UNIT LTD LIAB   536020100    20402   639960 SH       DEFINED 1  2           639960        0        0
META FINL GROUP INC             COM             59100U108     3678    92303 SH       DEFINED 1  2            92303        0        0
MIRANT CORP NEW                 COM             60467R100    11797   290000 SH       DEFINED 1  2           290000        0        0
NATIONAL FUEL GAS CO N J        COM             636180101   226003  4828100 SH       DEFINED 1  2          4828100        0        0
NATIONAL FUEL GAS CO N J        COM             636180101   125310  2677000 SH       OTHER   1  2                0  2677000        0
NAVIGANT CONSULTING INC         COM             63935N107    19486  1539200 SH       DEFINED 1  2          1539200        0        0
OGE ENERGY CORP                 COM             670837103     5564   168100 SH       DEFINED 1  2           168100        0        0
PANTRY INC                      COM             698657103    11639   454100 SH       DEFINED 1  2           454100        0        0
SECURITY CAPITAL ASSURANCE      COM             G8018D107    19350   847200 SH       DEFINED 1  2           847200        0        0
SOURCE INTERLINK COS INC        COM NEW         836151209    17350  4929100 SH       DEFINED 1  2          4929100        0        0
SPDR TR                         UNIT SER 1      78462F103    62771   411400 SH       DEFINED 1  2           411400        0        0
TYCO INTL LTD BERMUDA           SHS             G9143X208    18348   413800 SH       DEFINED 1  2           413800        0        0
UNIVERSAL AMERN FINL CORP       COM             913377107    41676  1827100 SH       DEFINED 1  2          1827100        0        0
VICTORY ACQUISITION CORP        COM             92644D100     9300  1000000 SH       DEFINED 1  2          1000000        0        0
VICTORY ACQUISITION CORP        *W EXP 04/24/20192644D118     1360  1000000 SH       DEFINED 1  2          1000000        0        0
VMWARE INC                      CL A COM        928563402      197    75000 SH  PUT  DEFINED 1  2            75000        0        0
YAHOO INC                       COM             984332106    12224   455400 SH       DEFINED 1  2           455400        0        0